Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share capital [abstract]
Share capital

	Ordinary A shares listed in PRC with restriction RMB’000	Ordinary A shares listed in PRC RMB’000	Foreign invested H shared listed overseas RMB’000	Total RMB’000
As at 1 January 2016	4,380,000	2,925,000	3,495,000	10,800,000
Transition to unrestricted shares	(4,380,000)	4,380,000	—	—

As at 31 December 2016	—	7,305,000	3,495,000	10,800,000

As at 1 January 2017	—	7,305,000	3,495,000	10,800,000
Exercise of employee share options - proceeds received (Note 26)	—	14,177	—	14,177

As at 31 December 2017	—	7,319,177	3,495,000	10,814,177